Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards various dates through Expiration Year	2033
Valuation allowance	$ 85,695	$ 73,943
Change in valuation allowance	11,752
Liability for unrecognized tax benefit			431	1,878
Liability for interest and penalties	560
Unrecognized tax benefits reversed	0	441	1,395
Accrued interest and penalties reversed	0	65	379
Uncertain tax position	0
Interest expense related to uncertain tax positions	0	0	74
Neuromed [Member]
Operating Loss Carryforwards [Line Items]
Liability for unrecognized tax benefit	2,685
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	91,469
Research and development tax credit carryforwards	1,518
Research and development tax credit carryforward expiration year	2033
State net operating loss carryforwards	308
Federal net operating loss carryforwards	3,349
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	63,554
Research and development tax credit carryforwards	1,068
Research and development tax credit carryforward expiration year	2028
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	105,921
Research and development tax credit carryforwards	$ 7,277